BORROWINGS - Short term borrowings (Details) - CNY (¥)	1 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Sep. 30, 2024	Jun. 30, 2024
China Construction Bank Corporation
Short-term debt
Amount borrowed		¥ 20,000,000		¥ 20,000,000
Term of the debt		1 year		1 year
Interest rate (as a percent)		3.50%		3.50%
Borrowings from Bank of Ningbo Co., Ltd
Short-term debt
Amount borrowed			¥ 15,000,000
Term of the debt			1 year
Interest rate (as a percent)			3.80%
China Zheshang Bank Co., Ltd
Short-term debt
Amount borrowed	¥ 10,000,000
Term of the debt	1 year
Interest rate (as a percent)	2.95%